UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549
                                     FORM 13F
                               FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2002
Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
     Name:             The Mersereau Company dba Carderock Capital
     Address:          2 Wisconsin Circle
                       Suite 510
                       Chevy Chase, MD 20815-7003
     13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name:                  Gail Yano
Title:                 Compliance Officer
Phone:                 301-951-5288 x104
Signature,             Place,                       and Date of Signing:
Gail Yano              Chevy Chase, Maryland        January 28, 2003
Report Type (Check only one.):
                       [X] 13F HOLDINGS REPORT.
                       [ ] 13F NOTICE.
                       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: None

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      87
Form 13F Information Table Value Total:      $75266

List of Other Included Managers:             None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      332     2695 SH       SOLE                                       2695
ALLTEL Corp                    COM              020039103      474     9287 SH       SOLE                                       9287
Abbott Laboratories            COM              002824100     1780    44492 SH       SOLE                                      44492
Adobe Systems Inc              COM              00724F101      786    31695 SH       SOLE                                      31695
Amer Intl Group                COM              026874107     1273    22008 SH       SOLE                                      22008
American Pwr Convsn            COM              029066107      842    55550 SH       SOLE                                      55550
Apollo Group A                 COM              037604105      479    10886 SH       SOLE                                      10886
Automatic Data Proc            COM              053015103     1452    36995 SH       SOLE                                      36995
Autozone Inc                   COM              053332102      942    13340 SH       SOLE                                      13340
Avery Dennison Corp            COM              053611109     1667    27285 SH       SOLE                                      27285
BB&T Corp                      COM              054937107      638    17260 SH       SOLE                                      17260
BP PLC Spons Adr               COM              055622104      691    16997 SH       SOLE                                      16997
Bank One Corp                  COM              06423A103      218     5970 SH       SOLE                                       5970
BankAmerica Corp               COM              060505104      286     4107 SH       SOLE                                       4107
Bed Bath & Beyond              COM              075896100     1890    54740 SH       SOLE                                      54740
Bemis Co                       COM              081437105      892    17980 SH       SOLE                                      17980
Cambrex Corp                   COM              132011107      480    15875 SH       SOLE                                      15875
Cardinal Health Inc            COM              14149Y108     2011    33977 SH       SOLE                                      33977
Cintas Corp                    COM              172908105     1653    36133 SH       SOLE                                      36133
Coca Cola Co                   COM              191216100      208     4750 SH       SOLE                                       4750
Columbia Bancorp               COM              197227101      217     9829 SH       SOLE                                       9829
Concord EFS                    COM              206197105      699    44425 SH       SOLE                                      44425
Cousins Properties             COM              222795106      507    20518 SH       SOLE                                      20518
Dover Corp                     COM              260003108     1680    57625 SH       SOLE                                      57625
Duke Energy Co                 COM              264399106      214    10935 SH       SOLE                                      10935
Ebay, Inc.                     COM              278642103      266     3925 SH       SOLE                                       3925
Emerson Electric Co            COM              291011104     1476    29035 SH       SOLE                                      29035
Expeditors Int'l Wash          COM              302130109     1748    53540 SH       SOLE                                      53540
Exxon Mobil Corp               COM              30231G102     1339    38326 SH       SOLE                                      38326
Fair Isaac & Co.               COM              303250104     1488    34853 SH       SOLE                                      34853
Fastenal Co                    COM              311900104      804    21505 SH       SOLE                                      21505
Fedl Natl Mtg Assoc            COM              313586109      732    11386 SH       SOLE                                      11386
Fifth Third BankCorp           COM              316773100      984    16809 SH       SOLE                                      16809
Fiserv Inc.                    COM              337738108      978    28804 SH       SOLE                                      28804
Gannett Co                     COM              364730101     1081    15050 SH       SOLE                                      15050
General Electric Co            COM              369604103     1012    41570 SH       SOLE                                      41570
Golden West Fin'l              COM              381317106      346     4825 SH       SOLE                                       4825
Grainger (WW) Inc              COM              384802104     1077    20885 SH       SOLE                                      20885
Health Mgmt Assoc              COM              421933102      869    48575 SH       SOLE                                      48575
Home Depot                     COM              437076102      648    26977 SH       SOLE                                      26977
Idexx Labs                     COM              45168D104      300     9125 SH       SOLE                                       9125
Illinois Tool Works            COM              452308109     2155    33220 SH       SOLE                                      33220
Interpublic Group              COM              460690100      141    10039 SH       SOLE                                      10039
Jefferson-Pilot Corp           COM              475070108      446    11705 SH       SOLE                                      11705
Johnson & Johnson              COM              478160104     1866    34739 SH       SOLE                                      34739
Kimberly Clark                 COM              494368103      565    11895 SH       SOLE                                      11895
Kimco Realty Corp              COM              49446R109     1027    33534 SH       SOLE                                      33534
Kinder Morgan Energy Ptnrs LP  COM              494550106      311     8890 SH       SOLE                                       8890
Kohls Corp                     COM              500255104      385     6875 SH       SOLE                                       6875
Lifestream Tech                COM              53219K101       13    70700 SH       SOLE                                      70700
Linear Technology Corp         COM              535678106      658    25570 SH       SOLE                                      25570
Lowes Cos Inc                  COM              548661107      232     6200 SH       SOLE                                       6200
Marsh & McLennan               COM              571748102      757    16390 SH       SOLE                                      16390
McCormick & Co                 COM              579780206     1917    82610 SH       SOLE                                      82610
Merck & Co                     COM              589331107     1503    26546 SH       SOLE                                      26546
Microchip Technology           COM              595017104      240     9826 SH       SOLE                                       9826
Microsoft Corp                 COM              594918104     1451    28070 SH       SOLE                                      28070
Minerals Techn                 COM              603158106      495    11475 SH       SOLE                                      11475
Molex Inc                      COM              608554101      387    16784 SH       SOLE                                      16784
Molex Inc Cl A                 COM              608554200      529    26583 SH       SOLE                                      26583
Omnicom Group                  COM              681919106      284     4400 SH       SOLE                                       4400
Patterson Dental               COM              703412106      805    18405 SH       SOLE                                      18405
Paychex Inc                    COM              704326107      844    30235 SH       SOLE                                      30235
Pfizer Inc                     COM              717081103      240     7860 SH       SOLE                                       7860
Procter & Gamble Co            COM              742718109     1916    22292 SH       SOLE                                      22292
Prologis Tr                    COM              743410102      312    12400 SH       SOLE                                      12400
RPM Inc                        COM              749685103      508    33225 SH       SOLE                                      33225
Royal Dutch Petrol             COM              780257804      374     8500 SH       SOLE                                       8500
SBC Communications             COM              78387G103      216     7955 SH       SOLE                                       7955
Sigma-Aldrich Corp             COM              826552101     1772    36390 SH       SOLE                                      36390
Staples Inc                    COM              855030102      748    40875 SH       SOLE                                      40875
Starbucks Corp                 COM              855244109      695    34100 SH       SOLE                                      34100
Stryker Corp                   COM              863667101     2026    30181 SH       SOLE                                      30181
SunTrust Banks Inc             COM              867914103     1257    22078 SH       SOLE                                      22078
Sysco Corp                     COM              871829107     1186    39800 SH       SOLE                                      39800
Teleflex Inc                   COM              879369106     1669    38905 SH       SOLE                                      38905
Valspar Corp                   COM              920355104     2152    48710 SH       SOLE                                      48710
WGL Holdings Inc.              COM              92924f106      318    13280 SH       SOLE                                      13280
Wal-Mart Stores                COM              931142103     1280    25340 SH       SOLE                                      25340
Walgreen Co                    COM              931422109     1215    41623 SH       SOLE                                      41623
Washington REIT                COM              939653101      306    12005 SH       SOLE                                      12005
Weingarten Rlty Inv            COM              948741103      534    14479 SH       SOLE                                      14479
Whole Foods Market             COM              966837106      610    11575 SH       SOLE                                      11575
Wrigley (Wm) Jr.               COM              982526105      705    12855 SH       SOLE                                      12855
Wyeth Co                       COM              983024100      239     6400 SH       SOLE                                       6400
Dodge & Cox Stock                               256219106      227 2572.602 SH       SOLE                                   2572.602
Vngrd Windsor II                                922018205      291 14003.785SH       SOLE                                  14003.785